Long-term Debt and Short-term Borrowings (Financial Covenant Ratios) (Details)	Dec. 31, 2012
Maximum | May 1, 2012 to December 31, 2012
Debt Instrument [Line Items]
Consolidated Leverage Ratio	4.50	[1]
Maximum | January 1, 2013 to December 31, 2013
Debt Instrument [Line Items]
Consolidated Leverage Ratio	4.25	[1]
Maximum | January 1, 2014 to December 31, 2014
Debt Instrument [Line Items]
Consolidated Leverage Ratio	4.00	[1]
Maximum | January 1, 2015 to December 31, 2015
Debt Instrument [Line Items]
Consolidated Leverage Ratio	3.75	[1]
Maximum | January 1, 2016 and thereafter
Debt Instrument [Line Items]
Consolidated Leverage Ratio	3.50	[1]
Minimum | May 1, 2012 to December 31, 2012
Debt Instrument [Line Items]
Interest Coverage Ratio	3.00	[2]
Minimum | January 1, 2013 to December 31, 2013
Debt Instrument [Line Items]
Interest Coverage Ratio	3.00	[2]
Minimum | January 1, 2014 to December 31, 2014
Debt Instrument [Line Items]
Interest Coverage Ratio	3.25	[2]
Minimum | January 1, 2015 to December 31, 2015
Debt Instrument [Line Items]
Interest Coverage Ratio	3.25	[2]
Minimum | January 1, 2016 and thereafter
Debt Instrument [Line Items]
Interest Coverage Ratio	3.50	[2]

[1]	The leverage ratio is computed by dividing our net indebtedness by the cumulative four-quarter-trailing EBITDA, which excludes transaction, restructuring, integration and other charges up to certain limits as well as other adjustments as defined under the senior secured credit facilities.
[2]